Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 05, 2020
Registrant Name	CRM Mutual Fund Trust
Entity Central Index Key	0001322252
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 05, 2020
Document Effective Date	Mar. 05, 2020
Prospectus Date	Oct. 28, 2019
CRM LONG/SHORT OPPORTUNITIES FUND | INSTITUTIONAL SHARES
Prospectus:
Trading Symbol	CRIHX